UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-5497

Municipal High Income Fund Inc.

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place, 4th Floor

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-888-735-6507

Date of fiscal year end: October 31
Date of reporting period: January 31, 2006

MUNICIPAL HIGH INCOME FUND INC.

FORM N-Q

JANUARY 31, 2006

ITEM 1.	SCHEDULE OF INVESTMENTS

MUNICIPAL HIGH INCOME FUND INC.

Schedule of Investments (unaudited)	January 31, 2006

FACE AMOUNT	RATING‡	SECURITY	VALUE

MUNICIPAL BONDS — 93.1%
Alabama — 0.7%
$615,000	NR	Capstone Improvement District of Brookwood, AL, Series A, 7.700% due 8/15/23 (a)	$153,750
1,000,000	AAA	West Jefferson, AL, Amusement & Public Park Authority Revenue, Visionland Project, Call 12/1/06 @102, 8.000% due 12/1/26 (b)	1,058,320

		Total Alabama	1,212,070

Alaska — 2.9%
1,055,000	NR	Alaska Industrial Development & Export Authority Revenue, Williams Lynxs Alaska Cargoport, 8.125% due 5/1/31 (c)	1,056,983
		Alaska State Housing Financial Corp., General Housing:
2,000,000	AAA	Series A, FGIC-Insured, 5.000% due 12/1/26 (d)	2,088,360
1,650,000	AAA	Series B, MBIA-Insured, 5.250% due 12/1/30	1,756,244

		Total Alaska	4,901,587

Arizona — 3.1%
1,500,000	NR	Casa Grande, AZ, IDA, Hospital Revenue, Casa Grande Regional Medical Center, Series A, 7.625% due 12/1/29	1,663,200
935,000	NR	Maricopa County, AZ, IDA, MFH Revenue, Gran Victoria Housing LLC Project, Series B, 10.000% due 5/1/31 (e)	941,489
1,780,000	NR	Phoenix, AZ, IDA, MFH Revenue, Ventana Palms Apartments Project, Series B, 8.000% due 10/1/34	1,527,881
1,000,000	AAA	Yuma & La Paz Counties, Arizonal Community College District, Arizona Western College, FSA-Insured, 5.000% due 7/1/24	1,048,150

		Total Arizona	5,180,720

Arkansas — 1.1%
		Arkansas State Development Financing Authority:
1,000,000	BBB	Hospital Revenue, Washington Regional Medical Center, Call 2/1/10 @ 100, 7.375% due 2/1/29 (b)	1,142,080
600,000	BB	Industrial Facilities Revenue, Potlatch Corp. Projects, Series A, 7.750% due 8/1/25 (c)	676,872

		Total Arkansas	1,818,952

California — 10.7%
1,500,000	NR	Barona, CA, Band of Mission Indians, GO, 8.250% due 1/1/20 (e)	1,565,115
2,000,000	A3(f)	California Health Facilities Financing Authority Revenue, Refunding, Cedars-Sinai Medical Center, 5.000% due 11/15/27	2,038,620
		California State Department of Water Resources & Power Supply Revenue, Series A:
5,000,000	AAA	MBIA-IBC-Insured, Call 5/1/12 @ 101, 5.375% due 5/1/21 (b)(d)	5,558,800
1,500,000	AAA	XLCA-Insured, Call 5/1/12 @ 101, 5.375% due 5/1/17 (b)	1,667,640
1,500,000	Aa3(f)	California Statewide CDA Revenue, East Valley Tourist Project, Series A, 9.250% due 10/1/20	1,656,060
		Golden State Tobacco Securitization Corp., California Tobacco Settlement Revenue:
2,000,000	BBB	Asset Backed, Series A-4, 7.800% due 6/1/42 (d)	2,388,620
1,000,000	AAA	Enhanced Asset Backed, Series B, Call 6/1/13 @ 100, 5.625% due 6/1/38 (b)	1,119,790
1,865,000	Ba2(f)	Vallejo, CA, COP, Touro University, 7.375% due 6/1/29	1,959,611

		Total California	17,954,256

Colorado — 4.6%
500,000	NR	Beacon Point Metropolitan District, GO, Series A, 6.250% due 12/1/35	502,605
1,000,000	AAA	Colorado Educational & Cultural Facilities Authority, Refunding, University of Denver Project, Series B, FGIC-Insured, 5.250% due 3/1/23	1,091,530

See Notes to Schedule of Investments.

MUNICIPAL HIGH INCOME FUND INC.

Schedule of Investments (unaudited) (continued)	January 31, 2006

FACE AMOUNT	RATING‡	SECURITY	VALUE

Colorado— 4.6% (continued)
		Colorado Educational & Cultural Facilities Authority Revenue:
		Charter School:

$1,230,000	AAA	Bromley School Project, Refunding, XLCA-Insured, 5.125% due 9/15/25	$1,308,179
845,000	AAA	Peak to Peak Project, Call 8/15/11 @100, 7.500% due 8/15/21 (b)	978,105
2,000,000	NR	Colorado Lutheran High School Association Project, Series A, 7.625% due 6/1/34	2,005,160
785,000	NR	Elbert County Charter, 7.375% due 3/1/35	789,427
500,000	NR	High Plains, CO, Metropolitan District, Series A, 6.250% due 12/1/35	502,860
500,000	NR	Southlands, CO, Metropolitan District Number 1, GO, 7.125% due 12/1/34	546,005

		Total Colorado	7,723,871

District of Columbia — 1.2%
1,895,000	AAA	District of Columbia COP, District Public Safety & Emergency, AMBAC-Insured, 5.500% due 1/1/20 (d)	2,084,727

Florida — 12.4%
1,000,000	NR	Beacon Lakes, FL, Community Development District, Special Assessment, Series A, 6.900% due 5/1/35	1,093,220
1,500,000	NR	Bonnet Creek Resort Community Development District, Special Assessment, 7.500% due 5/1/34	1,649,730
2,000,000	NR	Capital Projects Finance Authority of Florida, Student Housing Revenue, Capital Projects Loan Program, Florida University, Series A, Call 8/15/10 @ 103, 7.850% due 8/15/31 (b)(d)	2,407,360
2,000,000	NR	Capital Projects Finance Authority, FL, Continuing Care Retirement Glenridge on Palmer Ranch, Series A, 8.000% due 6/1/32 (d)	2,223,000
965,000	NR	Century Parc Community Development District, Special Assessment, 7.000% due 11/1/31	1,019,224
1,000,000	A+	Highlands County, FL, Health Facilities Authority Revenue, Adventist Health Systems, Series D, 6.000% due 11/15/25	1,088,600
1,000,000	Aaa(f)	Hollywood, FL, FGIC-Insured, 5.000% due 6/1/26	1,054,050
830,000	NR	Homestead, FL, IDR, Community Rehabilitation Providers Program, Series A, 7.950% due 11/1/18	833,519
2,000,000	BB+	Martin County, FL, IDA Revenue, Indiantown Cogeneration Project, Series A, 7.875% due 12/15/25 (c)(d)	2,065,840
1,000,000	NR	Orange County, FL, Health Facilities Authority Revenue, First Mortgage, GF, Orlando Inc. Project, 9.000% due 7/1/31	1,074,870
495,000	AAA	Palm Beach County, FL, Health Facilities Authority Revenue, John F. Kennedy Memorial Hospital Inc. Project, 9.500% due 8/1/13 (g)	605,053
2,000,000	NR	Reunion East Community Development District, Special Assessment, Series A, 7.375% due 5/1/33 (d)	2,195,500
1,000,000	B-	Santa Rosa, FL, Bay Bridge Authority Revenue, 6.250% due 7/1/28	1,008,990
1,000,000	AAA	University of Central Florida, COP, Series A, FGIC-Insured, 5.000% due 10/1/25	1,041,150
1,485,000	NR	Waterlefe, FL, Community Development District, Golf Course Revenue, 8.125% due 10/1/25	1,496,806

		Total Florida	20,856,912

Georgia — 4.1%
		Atlanta, GA, Airport Revenue:
1,000,000	AAA	Series B, FGIC-Insured, 5.625% due 1/1/30 (c)	1,049,390
1,000,000	AAA	Series G, FSA-Insured, 5.000% due 1/1/26	1,044,550
2,500,000	NR	Atlanta, GA, Tax Allocation, Atlantic Station Project, 7.900% due 12/1/24 (d)	2,737,800
1,000,000	A-(h)	Gainesville & Hall County, GA, Development Authority Revenue, Senior Living Facilities, Lanier Village Estates, Series C, 7.250% due 11/15/29	1,099,730
1,005,000	NR	Walton County, GA, IDA Revenue, Walton Manufacturing Co. Project, 8.500% due 9/1/07	1,027,512

		Total Georgia	6,958,982

See Notes to Schedule of Investments.

MUNICIPAL HIGH INCOME FUND INC.

Schedule of Investments (unaudited) (continued)	January 31, 2006

FACE AMOUNT	RATING‡	SECURITY	VALUE

Illinois — 1.3%
$2,000,000	AAA	Chicago, IL, GO, Neighborhoods Alive 21 Program, FGIC-Insured, Call 1/1/11 @ 100, 5.500% due 1/1/31 (b)(d)	$2,177,100

Indiana — 0.6%
1,000,000	BBB-	Indiana State Development Finance Authority, PCR, Inland Steel Co. Project Number 13, 7.250% due 11/1/11 (c)	1,028,870

Louisiana — 0.6%
1,000,000	NR	Epps, LA, COP, 8.000% due 6/1/18	1,032,950

Maryland — 0.9%
1,500,000	NR	Maryland State Economic Development Corp. Revenue, Chesapeake Bay, Series A, 7.730% due 12/1/27	1,581,390

Massachusetts — 4.1%
955,000	NR	Boston, MA, Industrial Development Financing Authority Revenue, Roundhouse Hospitality LLC Project, 7.875% due 3/1/25 (c)	961,064
1,000,000	NR	Massachusetts State DFA Revenue, Briarwood, Series B, Call 12/1/10 @ 101, 8.250% due 12/1/30 (b)	1,209,750
1,000,000	BBB	Massachusetts State HEFA Revenue, Caritas Christi Obligation, Series B, 6.750% due 7/1/16	1,119,130
1,870,000	AAA	Massachusetts State IFA Revenue, Assisted Living Facilities, Marina Bay LLC Project, Call 12/1/07 @ 103, 7.500% due 12/1/27 (b)(c)(d)	2,039,647
425,000	AAA	Massachusetts State Port Authority Revenue, 13.000% due 7/1/13 (g)	582,662
1,000,000	AAA	Massachusetts State, School Building Authority, Dedicated Sales Tax Revenue, Series A, FSA-Insured, 5.000% due 8/15/20	1,069,600

		Total Massachusetts	6,981,853

Michigan — 6.9%
2,130,000	NR	Allen Academy, COP, 7.500% due 6/1/23 (d)	2,121,501
		Cesar Chavez Academy, COP:
1,000,000	BBB-	8.000% due 2/1/33	1,143,400
1,000,000	BBB-	7.250% due 2/1/33	1,054,230
1,645,000	Ba1(f)	Garden City, MI, HFA, Hospital Revenue, Garden City Hospital Obligation Group, Series A, 5.625% due 9/1/10	1,666,665
1,000,000	NR	Gaudior Academy, COP, 7.250% due 4/1/34	1,013,480
1,750,000	NR	Kalamazoo Advantage Academy, COP, 8.000% due 12/1/33	1,838,340
1,000,000	NR	Merritt Academy, COP, 7.250% due 12/1/24	1,005,060
1,000,000	NR	Star International Academy, COP, 7.000% due 3/1/33	1,014,660
700,000	NR	William C. Abney Academy, COP, 6.750% due 7/1/19	693,259

		Total Michigan	11,550,595

Mississippi — 0.9%
1,480,000	Aaa(f)	Jackson, MS, Public School District, FSA-Insured, 5.000% due 10/1/20	1,573,817

Montana — 1.5%
2,505,000	NR	Montana State Board of Investment, Resource Recovery Revenue, Yellowstone Energy LP Project, 7.000% due 12/31/19 (c)(d)	2,504,549

New Hampshire — 1.0%
1,600,000	A	New Hampshire HEFA Revenue, Covenant Health System, 5.500% due 7/1/34	1,672,176

New Jersey — 4.7%
1,500,000	AAA	Casino Reinvestment Development Authority Revenue, Series A, MBIA-Insured, 5.250% due 6/1/20	1,615,635
1,000,000	NR	New Jersey EDA, Retirement Community Revenue, SeaBrook Village Inc., Series A, 8.250% due 11/15/30	1,109,420
3,000,000	BBB-	New Jersey Health Care Facilities Financing Authority Revenue, Trinitas Hospital Obligation Group, 7.500% due 7/1/30 (d)	3,332,640

See Notes to Schedule of Investments.

MUNICIPAL HIGH INCOME FUND INC.

Schedule of Investments (unaudited) (continued)	January 31, 2006

FACE AMOUNT	RATING‡	SECURITY	VALUE

New Jersey — 4.7% (continued)
$1,750,000	BBB	Tobacco Settlement Financing Corp., 6.750% due 6/1/39	$1,953,997

		Total New Jersey	8,011,692

New Mexico — 2.0%
		Albuquerque, NM, Hospital Revenue, Southwest Community Health Services, Call 8/1/08 @100:
200,000	AAA	10.000% due 8/1/12 (b)	225,582
105,000	AAA	10.125% due 8/1/12 (b)	118,700
1,000,000	NR	Otero County, NM, Jail Project Revenue, 7.500% due 12/1/24	1,045,300
		Sandoval County, NM:
1,000,000	A+	Incentive Payment Revenue, Refunding, 5.000% due 6/1/20	1,052,480
940,000	NR	Project Revenue, Santa Ana Pueblo Project, 7.750% due 7/1/15	965,258

		Total New Mexico	3,407,320

New York — 7.2%
700,000	NR	Brookhaven, NY, IDA Civic Facilities Revenue, Memorial Hospital Medical Center Inc., Series A, 8.250% due 11/15/30	752,927
500,000	Aaa(f)	Herkimer County, NY, IDA, Folts Adult Home, Series A, FHA-Insured, GNMA-Collateralized, 5.500% due 3/20/40	542,205
2,000,000	AAA	Metropolitan Transportation Authority of New York, Series A, AMBAC-Insured, 5.000% due 7/1/30 (d)	2,068,580
1,000,000	NR	Monroe County, NY, IDA, Civic Facilities Revenue, Woodland Village Project, 8.550% due 11/15/32	1,120,490
		New York City, NY, IDA, Civic Facilities Revenue:
1,340,000	NR	Community Residence for the Developmentally Disabled Project, 7.500% due 8/1/26	1,392,461
1,000,000	NR	Special Needs Facilities Pooled Program, Series A-1, 8.125% due 7/1/19	1,077,650
1,000,000	AAA	New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Series C, MBIA-Insured, 5.000% due 6/15/27	1,051,880
		New York State Dormitory Authority Revenue:
1,500,000	AAA	Mental Health Services Facilities Improvement, Series B, AMBAC-Insured, 5.000% due 2/15/35	1,556,265
1,450,000	AAA	Montefiore Hospital, FGIC/FHA-Insured, 5.000% due 8/1/29	1,511,857
940,000	NR	Suffolk County, NY, IDA, Civic Facilities Revenue, Eastern Long Island Hospital Association, Series A, 7.750% due 1/1/22	997,152

		Total New York	12,071,467

North Carolina — 0.6%
950,000	NR	North Carolina Medical Care Community, Health Care Facilities Revenue, First Mortgage, DePaul Community Facilities Project, 7.625% due 11/1/29	996,712

Ohio — 3.5%
1,500,000	BBB	Cuyahoga County, OH, Hospital Facilities Revenue, Canton Inc. Project, 7.500% due 1/1/30	1,666,320
		Montgomery County, OH, Health Systems Revenue:
260,000	BBB	Prefunded Balance, Series B-1, Call 7/1/06 @102, 8.100% due 7/1/18 (b)	269,082
1,035,000	BBB	Series B-1, Call 7/1/06 @102, 8.100% due 7/1/18 (b)	1,075,696
1,500,000	BBB-	Ohio State Air Quality Development Authority Revenue, Cleveland Pollution Control, Series A, 6.000% due 12/1/13	1,566,765
1,260,000	AA+	Riversouth Authority Ohio, Revenue, Riversouth Area Redevelopment, Series A, 5.000% due 12/1/25	1,323,832

		Total Ohio	5,901,695

Pennsylvania — 4.3%
2,200,000	D	Allegheny County, PA, IDA, Airport Special Facilities Revenue, USAir, Inc. Project, Series B, 8.500% due 3/1/21 (a)(c)	110,000
		Cumberland County, PA, Municipal Authority Retirement Community Revenue, Wesley Affiliate Services Inc. Project, Series A:
280,000	NR	7.250% due 1/1/35 (d)	300,124

See Notes to Schedule of Investments.

MUNICIPAL HIGH INCOME FUND INC.

Schedule of Investments (unaudited) (continued)	January 31, 2006

FACE AMOUNT	RATING‡	SECURITY	VALUE

Pennsylvania — 4.3% (continued)
$720,000	NR	Call 1/1/13 @ 101, 7.250% due 1/1/35 (b)	$875,743
1,000,000	BBB+	Lebanon County, PA, Health Facilities Authority Revenue, Good Samaritan Hospital Project, 6.000% due 11/15/35	1,071,740
2,640,000	NR	Montgomery County, PA, Higher Education & Health Authority Revenue, Temple Continuing Care Center, 6.625% due 7/1/19 (a)	475,200
990,000	NR	Northumberland County, PA, IDA Facilities Revenue, NHS Youth Services Inc. Project, Series A, 7.500% due 2/15/29	1,018,690
1,000,000	NR	Philadelphia, PA, Authority for IDR, Host Marriot LP Project, Remarketed 10/31/95, 7.750% due 12/1/17	1,010,420
2,000,000	NR	Westmoreland County, PA, IDA Revenue, Health Care Facilities, Redstone Highlands Health, Series B, Call 11/15/10 @ 101, 8.125% due 11/15/30 (b)(d)	2,400,360

		Total Pennsylvania	7,262,277

South Carolina — 0.4%
225,000	NR	Florence County, SC, IDR, Stone Container Corp., 7.375% due 2/1/07	226,778
385,000	NR	McCormick County, SC, COP, 9.750% due 7/1/09	388,715

		Total South Carolina	615,493

Texas — 9.2%
1,155,000	Ba3(f)	Bexar County, TX, Housing Finance Corp., MFH Revenue, Nob Hill Apartments, Series B, 8.500% due 6/1/31	1,067,474
570,000	NR	Bexar County, TX, Housing Financial Corp., MFH Revenue, Continental Lady Ester, Series A, 6.875% due 6/1/29	534,928
1,000,000	BBB	Garza County Public Facility Corp., 5.500% due 10/1/18	1,045,060
2,000,000	BBB-	Gulf Coast of Texas, IDA, Solid Waste Disposal Revenue, CITGO Petroleum Corp. Project, 7.500% due 10/1/12 (c)(d)(i)	2,233,260
2,750,000	B-	Houston, TX, Airport Systems Revenue, Special Facilities, Continental Airlines Inc. Project, Series C, 6.125% due 7/15/27 (c)(d)	2,465,100
1,000,000	AAA	Laredo, TX, ISD Public Facility Corp. Lease Revenue, Series A, AMBAC-Insured, 5.000% due 8/1/29	1,027,530
1,000,000	NR	Midlothian, TX, Development Authority, Tax Increment Contract Revenue, 6.200% due 11/15/29	1,009,090
1,000,000	AAA	North Texas Throughway Authority, Dallas North Tollway Systems Revenue, Series A, FSA-Insured, 5.000% due 1/1/35	1,035,590
1,000,000	BBB-	Port Corpus Christi, TX, Industrial Development Corp., CITGO Petroleum Corp. Project, 8.250% due 11/1/31 (c)	1,054,550
1,865,000	NR	West Texas Detention Facility Corp. Revenue, 8.000% due 2/1/25	1,914,795
		Willacy County, TX, PFC Project Revenue:
1,000,000	NR	County Jail, 7.500% due 11/1/25	1,014,810
1,000,000	NR	Series A-1, 8.250% due 12/1/23	1,037,830

		Total Texas	15,440,017

Virginia — 1.6%
460,000	NR	Alexandria, VA, Redevelopment & Housing Authority, MFH Revenue, Parkwood Court Apartments Project, Series C, 8.125% due 4/1/30	463,533
1,000,000	NR	Broad Street CDA Revenue, 7.500% due 6/1/33	1,096,980
1,000,000	BBB	Fairfax County, VA, EDA Revenue, Retirement Community, Greenspring Village, Inc., Series A, 7.500% due 10/1/29	1,088,060

		Total Virginia	2,648,573

Wisconsin — 1.0%
		Wisconsin State HEFA Revenue:
1,000,000	BBB+	Aurora Health Care, 6.400% due 4/15/33	1,103,380

See Notes to Schedule of Investments.

MUNICIPAL HIGH INCOME FUND INC.

Schedule of Investments (unaudited) (continued)	January 31, 2006

FACE AMOUNT	RATING‡	SECURITY	VALUE

Wisconsin — 1.0% (continued)
$1,745,000	NR	Benchmark Healthcare of Green Bay, Inc. Project, Series A, 7.750% due 5/1/27 (a)	$523,500

		Total Wisconsin	1,626,880

		TOTAL MUNICIPAL BONDS
		(Cost — $154,808,542)	156,777,503

SHARES

COMMON STOCK — 0.0%†
ENERGY — 0.0%
Oil, Gas & Consumable Fuels — 0.0%
		Mobile Energy Services LLC, Restricted (j)(k)
3,180		(Cost — $988,235)	0

		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS
		(Cost — $155,796,777)	156,777,503

FACE AMOUNT

SHORT-TERM INVESTMENTS (l) — 5.6%
Florida — 0.2%
$360,000	VMIG1(f)	Brevard County, FL, HFA, Health Facilities Revenue, Refunding Bonds, Health First Inc. Project, LOC-SunTrust Bank, 3.080%, 2/1/06	360,000

Illinois — 1.7%
		Illinois Health Facilities Authority Revenue:
700,000	A-1+	Order of Saint Francis Healthcare Systems, LOC-Fifth Third Bank, 3.050%, 2/1/06	700,000
800,000	A-1+	University Chicago Hospitals, MBIA-Insured, SPA-Bank One Illinois N.A., 3.070%, 2/1/06	800,000
1,300,000	A-1+	University of Chicago Hospital Project, Series C, MBIA-Insured, LIQ-JPMorgan Chase, 3.070%, 2/1/06	1,300,000

		Total Illinois	2,800,000

Missouri— 0.5%
900,000	A-1+	University of Missouri, University Revenues, System Facilities, Series B, 3.050%, 2/1/06	900,000

Pennsylvania — 0.3%
200,000	A-1+	Pennsylvania State Higher EFA, Carnegie Mellon University, Series B, SPA-Morgan Guaranty Trust, 3.050%, 2/1/06	200,000
300,000	A-1+	Philadelphia, PA, Hospitals & Higher Education Facilities Authority, Hospital Revenue, Children’s Hospital Project, Series A, SPA-JPMorgan Chase, 3.050%, 2/1/06	300,000

		Total Pennsylvania	500,000

Tennessee— 0.6%
1,000,000	VMIG1(f)	Sevier County, TN, Public Building Authority, Local Government Improvement, Series IV-E-3, AMBAC-Insured, SPA-JPMorgan Chase, 3.070%, 2/1/06	1,000,000

Texas — 2.0%
2,000,000	A-1+	Bell County, TX, Health Facilities Development Corp. Revenue, Scott & White Memorial Hospital, HFA, Series 2001-2, MBIA-Insured, SPA-Westdeutsche Landesbank, 3.070%, 2/1/06	2,000,000
1,000,000	A-1+	Harris County, TX, Health Facilities Development Corp. Revenue, St. Luke’s Episcopal Hospital, Series B, SPA-JPMorgan Chase, 3.070%, 2/1/06	1,000,000
400,000	A-1+	Texas Water Development Board Revenue, Refunding, State Revolving Fund, SPA-JPMorgan Chase, 3.060%, 2/1/06	400,000

		Total Texas	3,400,000

See Notes to Schedule of Investments.

MUNICIPAL HIGH INCOME FUND INC.

Schedule of Investments (unaudited) (continued)	January 31, 2006

FACE AMOUNT		SECURITY	VALUE

SHORT-TERM INVESTMENTS (l) (continued)
Virginia — 0.3%
$500,000	A-1+	Roanoke, VA, IDA, Hospital Revenue Carilion Health Systems, Series B, SPA-JPMorgan Chase, 3.070%, 2/1/06 (b)	$500,000

		TOTAL SHORT-TERM INVESTMENTS
		(Cost — $9,460,000)	9,460,000

		TOTAL INVESTMENTS — 98.7% (Cost — $165,256,777#)	166,237,503
		Other Assets in Excess of Liabilities — 1.3%	2,107,139

		TOTAL NET ASSETS — 100.0%	$168,344,642

‡	All ratings are by Standard & Poor’s Ratings Service, unless otherwise noted.
†	Amount represents less than 0.01% of total net assets.
(a)	Security is currently in default.
(b)

Pre-Refunded bonds are escrowed with government securities and/or U.S. government agency securities and are considered by the Manager to be triple-A rated even if issuer has not applied for new ratings.

(c)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).
(d)	All or a portion of this security is segregated for open futures contracts.
(e)	All or a portion of this security is held at the broker as collateral for open futures contracts.
(f)	Rating by Moody’s Investors Service.
(g)	Bonds are escrowed to maturity by government securities and/or U.S. government agency securities and are considered by the Manager to be triple-A rated even if issuer has not applied for new ratings.
(h)	Rating by Fitch Ratings Service.
(i)	Maturity date shown represents the mandatory tender date.
(j)	Illiquid security.
(k)	Security is valued in good faith at fair value by or under the direction of the Board of Directors (See Note 1).
(l)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer on no more than 7 days notice. Date shown is the date of the next interest rate change.
#	Aggregate cost for federal income tax purposes is substantially the same.

See pages 9 through 10 for definitions of ratings.

Abbreviations used in this schedule:
AMBAC - Ambac Assurance Corporation
CDA - Community Development Authority
COP - Certificate of Participation
DFA - Development Finance Agency
EDA - Economic Development Authority
EFA - Educational Facilities Authority
FGIC - Financial Guaranty Insurance Company
FHA - Federal Housing Administration
FSA - Financial Security Assurance
GF – General Facilities
GNMA - Government National Mortgage Association
GO - General Obligation
HEFA - Health & Educational Facilities Authority
HFA - Housing Finance Authority
IBC - Insured Bond Certificates
IDA - Industrial Development Authority
IDR - Industrial Development Revenue
IFA - Industrial Finance Agency
ISD - Independent School District
LIQ - Liquidity Facility
LOC - Letter of Credit
MBIA - Municipal Bond Investors Assurance Corporation
MFH - Multi-Family Housing
PCR - Pollution Control Revenue
PFC - Public Facilities Corporation
SPA - Standby Bond Purchase Agreement
XLCA - XL Capital Assurance Inc.

See Notes to Schedule of Investments.

MUNICIPAL HIGH INCOME FUND INC.

Schedule of Investments (unaudited) (continued)	January 31, 2006

Summary of Investments by Industry *

Hospitals	17.5%
Pre-Refunded	14.9
Education	14.4
Lifecare Systems	5.7
Industrial Development	5.7
Transportation	5.3
Public Facilities	4.4
Pollution Control	3.3
Cogeneration Facilities	2.8
Housing: Multi-Family	2.7
Tobacco	2.6
Housing: Single-Family	2.3
General Obligation	1.8
Water & Sewer	0.9
Escrowed to Maturity	0.7
Government Facilities	0.6
Tax Allocation	0.6
Miscellaneous	13.8

100.0%

* As a percentage of total investments. Please note that Fund holdings are subject to change.

See Notes to Schedule of Investments.

Bond Ratings

(unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”)—Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA	—	Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.
AA	—	Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.
A	—

Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB	—

Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C	—

Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. with “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D	—	Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service (“Moody’s”)—Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa	—

Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa	—

Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A	—

Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa	—

Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba	—

Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B	—

Bonds rated “B” are generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa	—	Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.
Ca	—	Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.
C	—	Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Fitch Ratings Service (“Fitch”)—Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories

AAA	—	Bonds rated “AAA” have the highest rating assigned by Fitch. Capacity to pay interest and repay principal is extremely strong.
AA	—	Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.
A	—

Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB	—

Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC and CC	—

Bonds rated “BB”, “B”, “CCC” and “CC” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents a lower degree of speculation than “B”, and “CC” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

NR	—	Indicates that the bond is not rated by Standard & Poor’s, Moody’s or Fitch Ratings Service.

Short-Term Security Ratings (unaudited)

SP-1	—

Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1	—

Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1	—	Moody’s highest rating for issues having a demand feature— VRDO.
MIG1	—	Moody’s highest rating for short-term municipal obligations.
P-1	—	Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.
F-1	—

Fitch’s highest rating indicating the strongest capacity for timely payment of financial commitments; those issues determined to possess overwhelming strong credit feature are denoted with a plus (+) sign.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Municipal High Income Fund Inc. (the “Fund”) was incorporated in Maryland and is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended, (the “1940 Act”).

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Securities are valued at the mean between the bid and ask prices provided by an independent pricing service that are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various relationships between securities. Securities for which market quotations are not readily available or are determined not to reflect fair value, will be valued in good faith by or under the direction of the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates value.

(b) Financial Futures Contracts. The Fund may enter into financial futures contracts typically to hedge a portion of the portfolio. Upon entering into a financial futures contract, the Fund is required to deposit cash or securities as initial margin. Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuation in the value of the underlying financial instruments. The Fund recognizes an unrealized gain or loss equal to the daily variation margin. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.

The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the original margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(c) Credit and Market Risk. The Fund invests in high yield instruments that are subject to certain credit and market risks. The yields of high yield obligations reflect, among other things, perceived credit risk. The Fund’s investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading.

(d) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At January 31, 2006, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$8,479,005
Gross unrealized depreciation	(7,498,279)

Net unrealized appreciation	$980,726

At January 31, 2006, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Loss

Contracts to Sell:
U.S. Treasury Bonds	400	3/06	$44,865,625	$45,137,500	$(271,875)

ITEM 2.	CONTROLS AND PROCEDURES.
(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)), are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Municipal High Income Fund Inc.

By /s/ R. Jay Gerken

R. Jay Gerken

Chief Executive Officer

Date: March 31, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ R. Jay Gerken

R. Jay Gerken

Chief Executive Officer

Date: March 31, 2006

By /s/ Kaprel Ozsolak

Kaprel Ozsolak

Chief Financial Officer

Date: March 31, 2006